Equity Incentive Plans - Exercise Price (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in shares)	2,192,205	2,261,217	2,198,075	2,023,641
Weighted- average years remaining on contractual life	4 years 2 months 1 day	4 years 3 months 26 days	4 years 3 months 11 days	7 years 4 months 6 days
Number exercisable (in shares)	1,686,261
$4.57 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 4.57
Exercise price - maximum (in dollars per share)	$ 5.00
Number outstanding (in shares)	746,500
Number exercisable (in shares)	746,500
$4.57 - $5.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	5 years 4 months 6 days
Weighted average exercise price (in dollars per share)	$ 4.57
$4.57 - $5.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	6 years 3 months 29 days
Weighted average exercise price (in dollars per share)	$ 5.00
$5.49 - $6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 5.49
Exercise price - maximum (in dollars per share)	$ 6.00
Number outstanding (in shares)	105,000
Number exercisable (in shares)	96,250
$5.49 - $6.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	6 years 11 months 1 day
Weighted average exercise price (in dollars per share)	$ 5.49
$5.49 - $6.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	7 years 10 months 13 days
Weighted average exercise price (in dollars per share)	$ 6.00
$6.06 - $7.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 6.06
Exercise price - maximum (in dollars per share)	$ 7.08
Number outstanding (in shares)	70,884
Number exercisable (in shares)	44,342
$6.06 - $7.08 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	7 years 10 months 10 days
Weighted average exercise price (in dollars per share)	$ 6.06
$6.06 - $7.08 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	1 year 9 months 25 days
Weighted average exercise price (in dollars per share)	$ 7.08
$8.04 - $8.47 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 8.04
Exercise price - maximum (in dollars per share)	$ 8.47
Number outstanding (in shares)	127,257
Number exercisable (in shares)	84,830
$8.04 - $8.47 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 4 months 10 days
Weighted average exercise price (in dollars per share)	$ 8.04
$8.04 - $8.47 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 2 months 23 days
Weighted average exercise price (in dollars per share)	$ 8.47
$8.77 - $8.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 8.77
Exercise price - maximum (in dollars per share)	$ 8.85
Number outstanding (in shares)	183,594
Number exercisable (in shares)	63,136
$8.77 - $8.85 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 6 months 18 days
Weighted average exercise price (in dollars per share)	$ 8.77
$8.77 - $8.85 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	7 years 6 months 25 days
Weighted average exercise price (in dollars per share)	$ 8.85
$8.88 - $9.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 8.88
Exercise price - maximum (in dollars per share)	$ 9.00
Number outstanding (in shares)	420,000
Number exercisable (in shares)	173,472
$8.88 - $9.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 1 month 24 days
Weighted average exercise price (in dollars per share)	$ 8.88
$8.88 - $9.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	1 year 6 months
Weighted average exercise price (in dollars per share)	$ 9.00
$9.20 - $9.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 9.20
Exercise price - maximum (in dollars per share)	$ 9.26
Number outstanding (in shares)	301,862
Number exercisable (in shares)	277,012
$9.20 - $9.26 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 1 month 28 days
Weighted average exercise price (in dollars per share)	$ 9.20
$9.20 - $9.26 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	7 years 1 month 28 days
Weighted average exercise price (in dollars per share)	$ 9.26
$9.30 - $9.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 9.30
Exercise price - maximum (in dollars per share)	$ 9.91
Number outstanding (in shares)	126,000
Number exercisable (in shares)	126,000
$9.30 - $9.91 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 4 months 10 days
Weighted average exercise price (in dollars per share)	$ 9.30
$9.30 - $9.91 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	7 years 4 months 6 days
Weighted average exercise price (in dollars per share)	$ 9.91
$13.98 - $16.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 13.98
Exercise price - maximum (in dollars per share)	$ 16.52
Number outstanding (in shares)	47,108
Number exercisable (in shares)	47,108
$13.98 - $16.52 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	4 years
Weighted average exercise price (in dollars per share)	$ 13.98
$13.98 - $16.52 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	3 years 10 months 6 days
Weighted average exercise price (in dollars per share)	$ 16.52
$18.95 - $19.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price - minimum (in dollars per share)	$ 18.95
Exercise price - maximum (in dollars per share)	$ 19.33
Number outstanding (in shares)	64,000
Number exercisable (in shares)	27,611
$18.95 - $19.33 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	3 years 2 months 23 days
Weighted average exercise price (in dollars per share)	$ 18.95
$18.95 - $19.33 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted- average years remaining on contractual life	8 years 8 months 8 days
Weighted average exercise price (in dollars per share)	$ 19.33